UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM 13F

FORM 13F COVER PAGE


Report for the Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):	[ ] is a restatement.

					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 			Aris Wealth Services, Inc.
Address:		270 Walker Drive
			State College, PA  16801

13F File Number:  028-12746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Chas Boyd
Title:			CCO
Phone:			814-231-3710

Signature, Place, and Date of Signing:


Chas Boyd
State College, PA
February 11, 2008

Report Type (Check only one.):
[X]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ]	13F COMBINATION REPORT.

			  FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 59

Form 13F information Table Value Total: $29,003

List of Other Included Managers:	NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
IShares TR Aggregate Bond      PFD              464287226     5690 56075.0000SH      SOLE               56075.0000
IShares TR TIPS Bond 5-10 Year PFD              464287176     1149 11183.0000SH      SOLE               11183.0000
IShares Tr High Yld Corp       PFD              464288513     1083 15976.0000SH      SOLE               15976.0000
AT&T Inc Com                   COM              00206R102      609 24185.921SH       SOLE                24185.921
Advanced Engine Tech Com       COM              00758C107        0 15000.000SH       SOLE                15000.000
American Intl Group            COM              026874107       24 23571.000SH       SOLE                23571.000
Amgen                          COM              031162100      230 4645.000 SH       SOLE                 4645.000
Apache                         COM              037411105      272 4245.420 SH       SOLE                 4245.420
Autozone                       COM              053332102      213 1308.000 SH       SOLE                 1308.000
Axis Energy Corp Com           COM              05462C103       62 63000.000SH       SOLE                63000.000
Bank of America Corp           COM              060505104      119 17446.094SH       SOLE                17446.094
CB Finl Svcs Inc Com           COM              12479G101      152 11325.000SH       SOLE                11325.000
CVS/Caremark Corp              COM              126650100      278 10104.147SH       SOLE                10104.147
Centerpoint Energy Inc         COM              15189T107      137 13141.675SH       SOLE                13141.675
ChevronTexaco                  COM              166764100      201 2990.580 SH       SOLE                 2990.580
Cisco Systems                  COM              17275R102      333 19882.000SH       SOLE                19882.000
Cognizant Tech Solutions A     COM              192446102      202 9699.000 SH       SOLE                 9699.000
Colgate Palmolive              COM              194162103      285 4831.048 SH       SOLE                 4831.048
ConocoPhillips                 COM              20825C104      281 7171.065 SH       SOLE                 7171.065
Constellation Brands A         COM              21036P108      194 16261.000SH       SOLE                16261.000
Danaher Corp                   COM              235851102      220 4053.317 SH       SOLE                 4053.317
Darden Restaurants Inc         COM              237194105      274 8004.007 SH       SOLE                 8004.007
Dell Inc                       COM              24702R101      175 18412.000SH       SOLE                18412.000
Exxon Mobil Corporation        COM              30231G102     1655 24302.306SH       SOLE                24302.306
F.N.B. Corp                    COM              302520101      516 67264.000SH       SOLE                67264.000
Fiserv Inc                     COM              337738108      229 6278.000 SH       SOLE                 6278.000
Fluor                          COM              343412102      221 6395.000 SH       SOLE                 6395.000
Ford Mtr Co DEL                COM              345370860       69 26361.000SH       SOLE                26361.000
Forest Labs                    COM              345838106      208 9469.000 SH       SOLE                 9469.000
Freeport McMoran Copper & Gold COM              35671D857      214 5603.000 SH       SOLE                 5603.000
Fulton Financial               COM              360271100       79 11980.763SH       SOLE                11980.763
General Electric               COM              369604103      567 56050.720SH       SOLE                56050.720
Goldman Sachs Group            COM              38141G104      259 2438.459 SH       SOLE                 2438.459
Hewlett-Packard Company New    COM              428236103      201 6254.021 SH       SOLE                 6254.021
IBM                            COM              459200101      461 4757.551 SH       SOLE                 4757.551
IShares TR Russell 2000        COM              464287655     1709 40635.000SH       SOLE                40635.000
Idenix Pharmaceuticals Com     COM              45166R204       92 30000.000SH       SOLE                30000.000
J P Morgan Chase & Co          COM              46625h100      320 12048.016SH       SOLE                12048.016
Johnson & Johnson              COM              478160104      623 11850.741SH       SOLE                11850.741
Kayne Anderson Mlp Inv Com     COM              486606106      732 36829.191SH       SOLE                36829.191
Kohls                          COM              500255104      215 5070.000 SH       SOLE                 5070.000
LSI Logic                      COM              502161102      180 59134.000SH       SOLE                59134.000
Laboratory Corp of Amer Hldgs  COM              50540R409      213 3649.000 SH       SOLE                 3649.000
MLP & Strategic Equity Com     COM              55312n106      273 26782.139SH       SOLE                26782.139
Medco Health Solutions         COM              58405U102      238 5752.000 SH       SOLE                 5752.000
Microsoft                      COM              594918104      314 17070.227SH       SOLE                17070.227
Oracle Systems                 COM              68389X105      354 19607.000SH       SOLE                19607.000
Pfizer                         COM              717081103      195 14342.756SH       SOLE                14342.756
Procter & Gamble               COM              742718109      455 9656.638 SH       SOLE                 9656.638
Scorpio Mng Corp Com           COM              80917V105       11 50000.000SH       SOLE                50000.000
Sirius Satellite Radio         COM              82967n108        4 11750.000SH       SOLE                11750.000
Spider Trust UT Ser 1          COM              78462F103     4363 54864.000SH       SOLE                54864.000
Travelers Companies Com        COM              89417E109      229 5633.676 SH       SOLE                 5633.676
UNUM Corp                      COM              91529Y106      171 13640.298SH       SOLE                13640.298
VF Corp                        COM              918204108      213 3724.929 SH       SOLE                 3724.929
Valero Energy Corp             COM              91913y100      220 12276.433SH       SOLE                12276.433
Verizon Communications         COM              92343V104      457 15136.863SH       SOLE                15136.863
Wal Mart Stores                COM              931142103      294 5647.699 SH       SOLE                 5647.699
Watson Pharmaceutical Inc      COM              942683103      269 8656.000 SH       SOLE                 8656.000